UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                    FORM N-Q

             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                         MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number   811-5522
                                   ------------


                         RIVERSOURCE SECTOR SERIES, INC.
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)


   50606 Ameriprise Financial Center, Minneapolis, Minnesota        55474
--------------------------------------------------------------------------------
         (Address of principal executive offices)                 (Zip code)


Leslie L. Ogg - 901 S. Marquette Avenue, Suite 2810, Minneapolis, MN 55402-3268
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:  (612) 330-9283
                                                    -----------------

Date of fiscal year end:     6/30
                         --------------
Date of reporting period:    3/31
                         --------------

                               PORTFOLIO HOLDINGS

                                      FOR

                     RIVERSOURCE DIVIDEND OPPORTUNITY FUND

                               AT MARCH 31, 2006

Investments in Securities
RiverSource Dividend Opportunity Fund

March 31, 2006 (Unaudited)

(Percentages represent value of investments compared to net assets)


COMMON STOCKS (98.3%)

Issuer                                         Shares          Value(a)

AEROSPACE & DEFENSE (1.2%)
Honeywell Intl                                338,100       $14,460,537

AUTOMOBILES (0.1%)
General Motors                                 69,370(d)      1,475,500

BEVERAGES (0.5%)
Diageo ADR                                    105,500(c,d)    6,691,865

CAPITAL MARKETS (0.3%)
AMVESCAP                                      463,000(c)      4,319,465

CHEMICALS (5.3%)
Air Products & Chemicals                       61,956         4,162,824
BOC Group                                     313,500(c)      8,425,633
Dow Chemical                                  314,400        12,764,640
Eastman Chemical                              132,581         6,785,496
EI du Pont
  de Nemours & Co                             589,897        24,899,552
Lyondell Chemical                             403,500         8,029,650

Total                                                        65,067,795

COMMERCIAL BANKS (12.6%)
AmSouth Bancorporation                        528,600        14,298,630
Bank of America                             1,035,370        47,150,749
Colonial BancGroup                            212,200         5,305,000
HSBC Holdings                                 566,000(c)      9,488,956
Lloyds TSB Group                              627,200(c)      5,998,436
Natl Australia Bank                           631,000(c)     17,027,955
Royal Bank
  of Scotland Group                           247,983(c)      8,069,272
US Bancorp                                    652,100        19,889,050
Wachovia                                      406,200        22,767,510
Wells Fargo & Co                               97,500         6,227,325

Total                                                       156,222,883



COMMON STOCKS (CONTINUED)

Issuer                                         Shares          Value(a)

COMMERCIAL SERVICES & SUPPLIES (2.7%)
Cendant                                       128,270        $2,225,485
Deluxe                                        165,900         4,341,603
Pitney Bowes                                  291,200        12,501,216
RR Donnelley & Sons                           326,100        10,669,992
Waste Management                               96,900         3,420,570

Total                                                        33,158,866

CONSTRUCTION MATERIALS (0.7%)
Hanson                                        642,400(c)      8,414,951

CONTAINERS & PACKAGING (0.3%)
Packaging Corp of America                     192,300         4,315,212

DISTRIBUTORS (0.5%)
Genuine Parts                                 138,800         6,083,604

DIVERSIFIED FINANCIAL SERVICES (4.6%)
Citigroup                                     743,800        35,137,112
JPMorgan Chase & Co                           511,300        21,290,532

Total                                                        56,427,644

DIVERSIFIED TELECOMMUNICATION SERVICES (11.3%)
ALLTEL                                         76,400         4,946,900
AT&T                                        2,183,810        59,050,223
BellSouth                                     432,500        14,986,125
BT Group                                    3,296,700(c)     12,714,728
Citizens Communications                       401,800         5,331,886
Sprint Nextel                                 127,230         3,287,623
Telefonos
  de Mexico ADR Cl L                          324,200(c)      7,288,016
Telstra1,556,300(c)                         4,166,359
Verizon Communications                        812,435        27,671,536

Total                                                       139,443,396

ELECTRIC UTILITIES (3.7%)
Ameren                                         80,300(d)      4,000,546
CH Energy Group                                45,100         2,164,800
Cinergy                                       155,500         7,061,255
Consolidated Edison                           196,459         8,545,967
DPL                                            43,400         1,171,800
DTE Energy                                    125,800         5,043,322

COMMON STOCKS (CONTINUED)

Issuer                                         Shares          Value(a)

ELECTRIC UTILITIES (CONT.)
NSTAR                                         104,200        $2,981,162
Progress Energy                               145,100         6,381,498
Southern                                      174,000         5,701,980
UIL Holdings                                   52,000         2,722,200

Total                                                        45,774,530

ELECTRICAL EQUIPMENT (0.8%)
Hubbell Cl B                                  188,970         9,686,602

ENERGY EQUIPMENT & SERVICES (3.9%)
GlobalSantaFe                                 339,900        20,648,925
Halliburton                                   198,700        14,509,074
Schlumberger                                  105,400        13,340,478

Total                                                        48,498,477

FOOD & STAPLES RETAILING (0.2%)
SYSCO                                          71,880         2,303,754

FOOD PRODUCTS (1.8%)
ConAgra Foods                                 397,100         8,521,766
Reddy Ice Holdings                            260,000         5,774,600
Sara Lee                                      449,000         8,028,120

Total                                                        22,324,486

GAS UTILITIES (2.5%)
Equitable Resources                           105,500         3,851,805
KeySpan                                       232,600         9,506,362
Nicor                                         320,900(d)     12,694,804
NiSource                                      245,000         4,953,900

Total                                                        31,006,871

HOTELS, RESTAURANTS & LEISURE (1.4%)
Cedar Fair LP                                 371,600        10,869,300
Intl Game Technology                          182,800         6,438,216

Total                                                        17,307,516

HOUSEHOLD DURABLES (1.3%)
Newell Rubbermaid                             198,200         4,992,658
Tupperware Brands                             564,600        11,625,114

Total                                                        16,617,772


See accompanying notes to investments in securities.
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1 - RIVERSOURCE DIVIDEND OPPORTUNITY FUND - PORTFOLIO HOLDINGS AT MARCH 31, 2006

Issuer                                         Shares          Value(a)

INDUSTRIAL CONGLOMERATES (0.6%)
Tomkins                                     1,170,600(c)     $6,838,258

INSURANCE (2.5%)
Lincoln Natl                                   88,870         4,851,413
Marsh & McLennan
  Companies                                    47,190         1,385,498
Montpelier Re Holdings                        461,480(c,d)    7,522,124
Unitrin                                        34,200         1,590,642
XL Capital Cl A                               234,337(c)     15,023,346

Total                                                        30,373,023

MACHINERY (0.6%)
Harsco                                         91,800         7,584,516

MARINE (0.4%)
Aries Maritime Transport                      359,200(c)      5,018,024

MEDIA (0.9%)
Regal Entertainment
  Group Cl A                                  607,800(d)     11,432,718

METALS & MINING (2.1%)
Compass Minerals Intl                         349,322         8,729,557

Rio Tinto ADR                                  86,200(c)     17,843,400

Total                                                        26,572,957

MULTILINE RETAIL (0.3%)
Federated Dept Stores                          44,482         3,247,186

MULTI-UTILITIES & UNREGULATED POWER (3.7%)
Dominion Resources                             93,000         6,419,790
Duke Energy                                   524,500        15,289,175
Energy East                                    83,300         2,024,190
Natl Grid                                   1,246,412(c)     12,396,863
Public Service
  Enterprise Group                            142,658         9,135,818

Total                                                        45,265,836

OIL, GAS & CONSUMABLE FUELS (11.9%)

Arlington Tankers                             106,400(c)      2,447,200
BP ADR                                        450,000(c)     31,023,000
Chevron                                       643,600        37,309,491
Enbridge                                      524,400(c)     15,139,428
Enbridge Energy
  Management LLC                                    1(b)             39
Eni                                           362,400(c)     10,310,537
Enterprise Products
  Partners LP                                  91,400(d)      2,256,666
Golden Ocean Group                             40,500(b,c)       19,534
Kinder Morgan                                 112,600        10,358,074
Kinder Morgan Energy
  Partners LP                                 190,400(d)      9,173,472
Kinder Morgan
  Management LLC                                    1(b)             38
Royal Dutch Shell ADR                         278,400(c)     17,333,184
Ship Finance Intl                              31,898(c)        547,370
TransCanada                                   400,500(c)     11,586,465

Total                                                       147,504,498



COMMON STOCKS (CONTINUED)

Issuer                                         Shares          Value(a)

PAPER & FOREST PRODUCTS (1.5%)
Intl Paper                                     71,600        $2,475,212
MeadWestvaco                                  335,600         9,165,236
Stora Enso Series R                           418,100(c)      6,433,968

Total                                                        18,074,416

PHARMACEUTICALS (5.9%)
Bristol-Myers Squibb                          566,100        13,931,721
Merck & Co                                    588,575        20,735,497
Pfizer                                      1,558,442        38,836,375

Total                                                        73,503,593

REAL ESTATE INVESTMENT TRUST (3.3%)
Colonial Properties Trust                     140,200         7,028,226
Crescent Real Estate
  Equities                                    319,000         6,721,330
Equity Office Properties
  Trust                                       203,900         6,846,962
Friedman, Billings,
  Ramsey Group Cl A                           183,900         1,724,982
KKR Financial                                 132,510         2,972,199
Plum Creek Timber                              81,100         2,995,023
Rayonier                                      287,550        13,109,405

Total                                                        41,398,127

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT (0.6%)
Intel                                         200,500         3,879,675
Microchip Technology                           97,049         3,522,879

Total                                                         7,402,554

SOFTWARE (1.1%)
Microsoft                                     492,800        13,409,088

THRIFTS & MORTGAGE FINANCE (1.5%)
Capitol Federal Financial                      95,100(d)      3,071,730
Fannie Mae                                     69,000         3,546,600
Washington Mutual                             273,500        11,656,570

Total                                                        18,274,900

TOBACCO (5.3%)
Altria Group                                  403,120        28,565,083
Loews - Carolina Group                        198,100(f)      9,364,187
Reynolds American                             262,600        27,704,300

Total                                                        65,633,570

WIRELESS TELECOMMUNICATION SERVICES (0.4%)
Vodafone Group ADR                            251,600(c)      5,258,440

TOTAL COMMON STOCKS

(Cost: $1,074,196,577)                                   $1,216,393,430



PREFERRED STOCKS (0.9%)

Issuer                                         Shares          Value(a)

Schering-Plough
  6.00% Cv                                     99,200        $5,063,962
XL Capital
  7.00% Cv                                    250,000         6,222,500

TOTAL PREFERRED STOCKS
(Cost: $11,216,335)                                         $11,286,462

Short-Term Securities (3.6%)(e)

Issuer               Effective               Amount            Value(a)
                       yield               payable at
                                            maturity

Commercial Paper
Emerald Certificates MBNA MCCT
      04-17-06          4.75%             $10,000,000(g)     $9,977,617
HSBC Finance
      04-03-06          4.85               19,500,000        19,492,119
Kitty Hawk Funding
      04-13-06          4.67                5,000,000(g)      4,991,586
Solitaire Funding LLC
      04-21-06          4.78               10,000,000(g)      9,972,175

Total Short-Term Securities
(Cost: $44,439,412)                                         $44,433,497

Total Investments in Securities
(Cost: $1,129,852,324)(h)                                $1,272,113,389


See accompanying notes to investments in securities.
--------------------------------------------------------------------------------

2 - RIVERSOURCE DIVIDEND OPPORTUNITY FUND - PORTFOLIO HOLDINGS AT MARCH 31, 2006

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Dec. 31, 2005.

(b)  Non-income producing.

(c) Foreign security values are stated in U.S. dollars. At March 31, 2006, the value of foreign securities represented 20.8% of net assets.

(d)  At March 31, 2006, security was partially or fully on loan.

(e) Cash collateral received from security lending activity is invested in short-term securities and represents 3.1% of net assets. 0.5% of net assets is the Fund's cash equivalent position.

(f) Shareholders of tracking stocks have a financial interest only in a unit or division of the company. Unlike the common stock of the company itself, a tracking stock usually has limited or no voting rights. In the event of a company's liquidation, tracking stock shareholders typically do not have a legal claim on the company's assets.

(g) Commercial paper sold within terms of a private placement memorandum, exempt from registration under Section 4(2) of the Securities Act of 1933, as amended, and may be sold only to dealers in that program or other "accredited investors." This security has been determined to be liquid under guidelines established by the Fund's Board of Directors. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At March 31, 2006, the value of these securities amounted to $24,941,378 or 2.0% of net assets.

(h) At March 31, 2006, the cost of securities for federal income tax purposes was approximately $1,129,852,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

    Unrealized appreciation                                       $172,203,000
    Unrealized depreciation                                        (29,942,000)
    ----------------------------------------------------------------------------
    Net unrealized appreciation                                   $142,261,000
    ----------------------------------------------------------------------------


The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii) The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.

--------------------------------------------------------------------------------

3 - RIVERSOURCE DIVIDEND OPPORTUNITY FUND - PORTFOLIO HOLDINGS AT MARCH 31, 2006

                                                              S-6341-80 E (5/06)

                               PORTFOLIO HOLDINGS
                                      FOR
                          RIVERSOURCE REAL ESTATE FUND
                               AT MARCH 31, 2006

Investments in Securities

RiverSource Real Estate Fund

March 31, 2006 (Unaudited)

(Percentages represent value of investments compared to net assets)



Common Stocks (98.2%)

Issuer                                         Shares          Value(a)

Health Care Providers & Services (--%)
Brookdale Senior Living                           620           $23,405
Hotels, Restaurants & Leisure (6.4%)
Hilton Hotels                                 139,055         3,540,340
Starwood Hotels & Resorts
  Worldwide Unit                              118,100         7,998,913

Total                                                        11,539,253

Real Estate (3.0%)
Brookfield Properties                         152,600         5,211,290
Forest City Enterprises Cl A                   41,300         1,947,295
Nobility Homes                                 10,000           247,600

Total                                                         7,406,185

Real Estate Investment Trust (86.6%)
Acadia Realty Trust                            68,700         1,617,885
Agree Realty                                   45,405         1,457,501
AMB Property                                   53,146         2,884,233
American Campus
  Communities                                  32,900           852,439
Apartment Investment &
  Management Cl A                              55,740         2,614,206
Archstone-Smith Trust                         120,688         5,885,954
Associated Estates Realty                     148,100         1,666,125
AvalonBay Communities                          48,200         5,258,620
BioMed Realty Trust                            61,600         1,825,824
Boston Properties                              72,890         6,796,993
Brandywine Realty Trust                        59,500         1,889,720
BRE Properties Cl A                            31,300         1,752,800
Camden Property Trust                          71,400         5,144,370


Common Stocks (continued)

Issuer                                         Shares          Value(a)

Real Estate Investment Trust (cont.)
CentraCore Properties Trust                    18,500          $463,425
Cogdell Spencer                                20,000           426,400
Colonial Properties Trust                      66,300         3,323,619
Cousins Properties                             37,400         1,250,282
Developers Diversified Realty                  69,400         3,799,650
DiamondRock Hospitality                        52,500           725,025
Duke Realty                                    94,300         3,578,685
EastGroup Properties                           29,790         1,413,238
Equity Inns                                    81,707         1,323,653
Equity Office Properties Trust                 61,990         2,081,624
Equity Residential                            119,401         5,586,773
Essex Property Trust                            8,200           891,586
Federal Realty
  Investment Trust                             36,700         2,759,840
General Growth Properties                     135,900         6,641,433
Global Signal                                  23,985         1,180,062
Highwoods Properties                           53,490         1,804,218
Home Properties                                37,870         1,935,157
Host Marriott                                 180,399         3,860,539
Innkeepers USA Trust                          119,600         2,027,220
Kilroy Realty                                  28,600         2,209,636
Kimco Realty                                  141,670         5,757,469
LaSalle Hotel Properties                       64,921         2,661,761
Macerich                                       57,000         4,215,150
Maguire Properties                             42,900         1,565,850
Mid-America Apartment
  Communities                                  48,247         2,641,523
Nationwide Health
  Properties                                   50,000         1,075,000
Newcastle Investment                           17,500           418,600
Omega Healthcare Investors                     46,700           654,734
Post Properties                                35,300         1,570,850

Common Stocks (continued)

Issuer                                         Shares          Value(a)

Real Estate Investment Trust (cont.)
ProLogis                                      141,381        $7,563,884
Public Storage                                 94,800         7,700,603
Reckson Associates Realty                      69,150         3,168,453
Regency Centers                                38,580         2,592,190
Simon Property Group                          137,370        11,558,311
SL Green Realty                                25,073         2,544,910
Taubman Centers                                40,880         1,703,470
Trizec Properties                             111,154         2,859,992
U-Store-It Trust                               68,100         1,372,215
Ventas                                         34,710         1,151,678
Vornado Realty Trust                           55,240         5,303,040

Total                                                       155,008,418

Wireless Telecommunication Services (2.2%)
American Tower Cl A                           133,275(b)      4,040,898

Total Common Stocks
(Cost: $139,869,526)                                       $178,018,159

Short-Term Securities (2.5%)

Issuer              Effective           Amount                 Value(a)
                      yield          payable at
                                      maturity

Commercial Paper
Chesham Finance LLC
   04-03-06           4.88%           $4,500,000             $4,498,170

Total Short-Term Securities
(Cost: $4,498,780)                                           $4,498,170

Total Investments in Securities
(Cost: $144,368,306)(c)                                    $182,516,329



See accompanying notes to investments in securities.



--------------------------------------------------------------------------------

1  ---   RIVERSOURCE REAL ESTATE FUND  --   PORTFOLIO HOLDINGS AT MARCH 31, 2006

Notes to Investments in Securities

(a) Securities are valued by procedures described in Note 1 to the financial statements in the most recent Semiannual Report dated Dec. 31, 2005.

(b)  Non-income producing.

(c) At March 31, 2006, the cost of securities for federal income tax purposes was approximately $144,368,000 and the approximate aggregate gross unrealized appreciation and depreciation based on that cost was:

     Unrealized appreciation                                        $38,207,000

     Unrealized depreciation                                            (59,000)
     ---------------------------------------------------------------------------
     Net unrealized appreciation                                    $38,148,000

The Global Industry Classification Standard (GICS) was developed by and is the exclusive property of Morgan Stanley Capital International Inc. and Standard & Poor's, a division of The McGraw-Hill Companies, Inc.

How to find information about the Fund's portfolio holdings

(i) The Fund files its complete schedule of portfolio holdings with the Securities and Exchange Commission (Commission) for the first and third quarters of each fiscal year on Form N-Q;

(ii) The Fund's Forms N-Q are available on the Commission's website at http://www.sec.gov;

(iii)The Fund's Forms N-Q may be reviewed and copied at the Commission's Public Reference Room in Washington, DC (information on the operations of the Public Reference Room may be obtained by calling 1-800-SEC-0330); and

(iv) The Fund's complete schedule of portfolio holdings, as disclosed in its annual and semiannual shareholder reports and in its filings on Form N-Q, can be found at www.riversource.com/funds.



--------------------------------------------------------------------------------

2  --   RIVERSOURCE REAL ESTATE FUND   --   PORTFOLIO HOLDINGS AT MARCH 31, 2006



                                                              S-6281-80 E (5/06)

Item 2.  Control and Procedures.

(a) Based upon their evaluation of the registrant's disclosure controls and procedures as conducted within 90 days of the filing date of this report, the registrant's principal financial officer and principal executive officer have concluded that those disclosure controls and procedures provide reasonable assurance that the material information required to be disclosed by the registrant on this report is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.

Item 3.  Exhibits.

Separate certification for the Registrant's principal executive officer and principal financial officer as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)              RIVERSOURCE SECTOR SERIES, INC.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          May 31, 2006


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By                        /s/ Paula R. Meyer
                          ------------------
                              Paula R. Meyer
                              President and Principal Executive Officer

Date                          May 31, 2006



By                        /s/ Jeffrey P. Fox
                          ------------------
                              Jeffrey P. Fox
                              Treasurer and Principal Financial Officer

Date                          May 31, 2006